Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 1-62 - Franklin Allocation VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 58
3 years	193
5 years	341
10 years	$ 769